Note F - Real Estate Held For Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Real Estate Disclosure [Text Block]
NOTE F — REAL ESTATE HELD FOR SALE

At September 30, 2012, we held five properties with a total carrying value of approximately $9.2 million, which were acquired through foreclosure and recorded as investments in REO. Our REO are accounted for at the lower of cost or fair value less costs to sell with fair value based on appraisals and knowledge of local market conditions.

During May 2012, we, VRM I and Fund III foreclosed on a loan with a balance of approximately $6.0 million, of which our portion was approximately $46,000. The property includes 23 cottage units in a retirement community located in Eugene, Oregon.

During April 2012, we, VRM I and Fund III sold a property to an unrelated third party for approximately $0.5 million, of which our portion was approximately $0.2 million. This transaction resulted in a net gain for us of approximately $2,000. A consultation fee of approximately $17,000 was paid to our manager.

In August, 2011, VREO XVIII, LLC, an entity owned by us, VRM I and VF III entered into a purchase and sale agreement to sell one of the REO assets. The terms of the sale provided for an all cash transaction in the amount of $2 million, with a closing to occur within 60 days. The date of closing was extended several times, but ultimately, the transaction cancelled, as the purchaser was unable to obtain financing. In 2012, non-refundable extension fees in the amount of $30,000 were collected, of which our portion was approximately $24,000.

As of September 30, 21012, four of our five REO properties consisted of raw land which did not have operations. The following is a summary of the results of total operations, including our 2% interest in these operations, one REO which has operations for the period from May 1, 2012 (foreclosure) through September 30, 2012:

	For The Three Months Ended September 30, 2012	For The Period from May 1, 2012 (foreclosure) through September 30, 2012
Revenue	$124,000	$266,000
Expenses	(85,000)	(148,000)
Net Income	$39,000	$118,000

We seek to sell properties acquired through foreclosure as quickly as circumstances permit taking into account current economic conditions.

Beginning balance, January 1, 2012	$10,767,000
Real estate held for sale acquired through foreclosure	32,000
Proceeds on nonrefundable extension fee	(24,000)
Write down	(1,420,000)
Sale	(196,000)
Ending balance, September 30, 2012	$9,159,000

NOTE F — REAL ESTATE HELD FOR SALE

At December 31, 2011, we held five properties with a total carrying value of approximately $10.8 million, which were acquired through foreclosure and recorded as investments in real estate held for sale (“REO”).  Our REO are accounted for at the lower of cost or fair value less costs to sell with fair value based on appraisals and knowledge of local market conditions.  We seek to sell properties acquired through foreclosure as quickly as circumstances permit taking into account current economic conditions.  Set forth below is a roll-forward of REO during the year ended December 31, 2011:

Description	Balance at 12/31/10	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/11

Land	$12,808,000	$--	$(1,951,000)	$(90,000)	$--	$--	$--	$10,767,000

Residential Building	--	160,000	--	--	--	(427,000)	267,000	--

Total	$12,808,000	$160,000	$(1,951,000)	$(90,000)	$--	$(427,000)	$267,000	$10,767,000

Land

As of December 31, 2011, we held five REO properties classified as Land, totaling approximately $10.8 million.  These properties were acquired between December 2006 and October 2010 and consist of commercial land and residential land.  During the year ended December 31, 2011, our manager continually evaluated the carrying value of these properties and based on its estimates and updated appraisals, these properties were written down approximately $2.0 million.  Our manager is currently working with prospective buyers to sell these properties; however, no assurance can be given that these sales will take place.

In August, 2011, VREO XVIII, LLC, an entity owned by us, VRM I and VF III entered into a purchase and sale agreement to sell one of the REO assets.  The terms of the sale provided for an all cash transaction in the amount of $2 Million, with a closing to occur within 60 days.  The date of closing was extended several times, but ultimately, the transaction cancelled, as the purchaser was unable to obtain financing.  Non-refundable extension fees in the amount of $110,000 were collected, of which our portion was approximately $90,000.

Residential Building

As of December 31, 2011, we held no REO properties classified as Residential Building.  On February 11, 2011, we completed our foreclosure of a property secured by a non-performing construction loan in Nevada and classified it as residential apartment/condo REO totaling approximately $0.2 million, net of prior allowance for loan loss.  On July 25, 2011 we sold the residential apartment/condo REO for gain of approximately $64,000.On December 19, 2011 we received a settlement from a guarantor on two REO properties held by a common guarantor, one sold in 2011 and the other in a prior period.  The settlement was part cash of $0.3 million and 189,378 shares of VRM II stock which we now hold as treasury stock valued at approximately $0.2 million.  As a result, we recorded an additional gain on both properties in 2011 totaling approximately $0.5 million.

Description	Balance at 12/31/09	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/10

Land	$19,959,000	$7,342,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(7,627,000)	$329,000	$12,808,000

Residential Building	2,135,000	1,691,000	--	--	--	(3,782,000)	(44,000)	--

Total	$22,094,000	$9,033,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(11,409,000)	$285,000	$12,808,000

Land

As of December 31, 2010, we held seven REO properties classified as Land, totaling approximately $12.8 million.  These properties were acquired between December 2006 and October 2010 and consist of commercial land and residential land.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of these properties and based on its estimates and updated appraisals these properties were written down approximately $3.7 million.  Our manager is currently working with prospective buyers to sell these properties; however, no assurance can be given that these sales will take place.

•
Golf Course – A partially completed golf course located in Texas was foreclosed upon by us in August 2004.  On February 12, 2010, this property was sold to an unrelated third party for its book value of approximately $0.6 million.  No gain or loss was associated with this transaction.

•
Commercial Land – On February 12, 2010, we sold commercial land REO in Nevada for approximately $4.0 million, to an unrelated third party.  As part of this transaction, we paid our manager and Vestin Originations a total of $160,000 in administrative fees.  On April 27, 2010, we, VRM I and Fund III sold our commercial land REO property located in Texas to an unrelated third party for approximately $0.6 million, of which our portion was approximately $0.3 million.  No gain or loss was associated with this transaction.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of our commercial land REO and based on its estimates and updated appraisals on these properties, one was written down approximately $1.5 million.  As of December 31, 2010, we held three properties, classified as commercial land REO, located in Arizona and Nevada totaling approximately $4.4 million.

•
Residential Land – On January 15, 2010, four properties located in Nevada were sold to an unrelated third party for their approximate book value of a combined $2.1 million, of which our portion was approximately $1.7 million.  No gain or loss was associated with these transactions.  During April 2010, we acquired through foreclosure two properties located in Nevada with a net book value of approximately $5.2 million.  During July 2010, one property located in Nevada was sold to an unrelated third party for approximately $3.7 million, resulting in a gain of $73,000.  The other property was sold to an unrelated third party for approximately $1.1 million, resulting in a loss of $8,000.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of our residential land REO and based on its estimates and updated appraisals three of these properties were written down a total of approximately $1.6 million.  As of December 31, 2010, we held four properties, classified as residential land REO, located in Arizona and California totaling approximately $8.4 million.

Residential Building

As of December 31, 2010, we had no REO properties classified as a Residential Building.  During the year ended December 31, 2010, our manager continually evaluated the carrying value of the Residential Building REO properties we held, and based on its estimates and updated appraisals, no write-downs were deemed necessary.

•
Single Family Residential Properties – During the three months ended March 31, 2010, we and VRM I sold all the units on our Washington property for a total of approximately $1.0 million, of which our portion was approximately $0.8 million.  These transactions resulted in a net gain for us of $96,000.  During April and May 2010, we, VRM I and Fund III sold the two remaining units on our REO property located in California to an unrelated third party for a total of $325,000, of which our portion was $278,000.  These transactions resulted in a net gain for us of $21,000.  As of December 31, 2010, we had no single family residential properties.

•
Residential Apartment/Condo – On April 23, 2010, we, VRM I and Fund III sold the remaining unit on one REO property located in Nevada to an unrelated third party for its approximate book value of $81,000, of which our portion was $78,000.  There was no gain or loss associated with this transaction.  On August 25, 2010, we, VRM I and Fund III sold a REO property located in Nevada to an unrelated third party for approximately $1.3 million, of which our portion was $1.0 million.  This transaction resulted in a net loss for us of $41,000.  On August 5, 2010, we and VRM I completed our foreclosure of a property secured by a non-performing construction loan in Nevada and classified it as residential apartment/condo REO totaling approximately $1.7 million, of which our portion was approximately $1.6 million, net of prior allowance for loan loss.  During September 2010, we and VRM I sold this property to an unrelated third party for approximately $1.6 million, of which our portion was approximately $1.5 million.  This transaction resulted in a net loss for us of $120,000.  As of December 31, 2010, we had no residential apartment/condo properties.